Basis of Presentation and Summary of Significant Accounting Policies Basis of Presentation and Summary of Significant Accounting Policies (Deferred Leasing Costs) (Details) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2011	Dec. 31, 2010
Deferred Leasing Costs [Line Items]
Finite-Lived Intangible Assets, Gross	$ 337,709	$ 275,762
Finite-Lived Intangible Assets, Accumulated Amortization	(180,454)	(150,702)
Finite-Lived Intangible Assets, Net	157,255	125,060
Leases, Acquired-in-Place [Member]
Deferred Leasing Costs [Line Items]
Finite-Lived Intangible Assets, Gross	260,552	216,674
Finite-Lived Intangible Assets, Accumulated Amortization	(150,453)	(126,484)
Finite-Lived Intangible Assets, Net	110,099	90,190
Acquired Management Agreements [Member]
Deferred Leasing Costs [Line Items]
Finite-Lived Intangible Assets, Gross	22,696	18,557
Finite-Lived Intangible Assets, Accumulated Amortization	(12,641)	(11,132)
Finite-Lived Intangible Assets, Net	10,055	7,425
Deferred Leasing Costs [Member]
Deferred Leasing Costs [Line Items]
Finite-Lived Intangible Assets, Gross	54,461	40,531
Finite-Lived Intangible Assets, Accumulated Amortization	(17,360)	(13,086)
Finite-Lived Intangible Assets, Net	$ 37,101	$ 27,445